Business Combinations - Schedule of Identifiable Assets Acquired (Details) - Ermenegildo Zegna Korea Co. Ltd € in Thousands	Jan. 01, 2024 EUR (€)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	€ 210
Trade receivables	1,560
Inventories	4,518
Intangible assets and property, plant and equipment	1,014
Other current and non-current assets	109
Other current and non-current liabilities	(2,929)
Trade payables and customer advances	(321)
Employee benefits	(931)
Net identifiable assets acquired	3,230
Goodwill	8,280
Net assets acquired including goodwill	€ 11,510